Selling, general and administrative expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Selling General And Administrative Expenses [Line Items]
Personnel expenses	₨ 2,455,114		₨ 2,045,942	₨ 1,734,944
Marketing and promotion expenses	116,618		256,688	120,057
Administrative and other expenses	3,927,830		3,431,004	3,088,574
Selling, general and administrative expense	6,499,562	$ 77,957	5,733,634	4,943,575
Cost Of Goods Sold And Services Rendered [Member]
Disclosure Of Selling General And Administrative Expenses [Line Items]
Administrative and other expenses	139,154		112,076	210,870
Selling General And Administrative Expenses [Member]
Disclosure Of Selling General And Administrative Expenses [Line Items]
Administrative and other expenses	₨ 193,827		₨ 25,892	₨ 113,591